Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Goodwill
Balance at beginning of period	$ 675,647	$ 608,761
Adjustments on account of foreign exchange	1,062	(11,730)
Balance at end of period	760,413	675,647
Net CHB
Goodwill
Acquisition of goodwill		26,797
Foxtrot
Goodwill
Acquisition of goodwill		1,527
XPS
Goodwill
Acquisition of goodwill		43,529
Supply Vision
Goodwill
Acquisition of goodwill		$ 6,763
GroundCloud
Goodwill
Acquisition of goodwill	82,750
Localz
Goodwill
Acquisition of goodwill	$ 954